UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2016

WESTERN ASSET

EMERGING MARKETS

DEBT FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Emerging Markets Debt Fund for the six-month reporting period ended August 31, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2016

II	Western Asset Emerging Markets Debt Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended August 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s final reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.4%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”) and upturns in nonresidential fixed investment and exports.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in August 2016, the unemployment rate was 4.9%, as reported by the U.S. Department of Labor. However, the percentage of longer-term unemployed edged higher over the period. In August 2016, 26.1% of Americans looking for a job had been out of work for more than six months, versus 25.7% when the period began.

Turning to the global economy, in its July 2016 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “The outcome of the U.K. [Brexit] vote, which surprised global financial markets, implies the materialization of an important downside risk for the world economy. As a result, the global outlook for 2016-17 has worsened, despite the better-than-expected performance in early 2016.” From a regional perspective, the IMF currently estimates 2016 growth in the Eurozone will be 1.6%, versus 1.7% in 2015. Japan’s economy is expected to expand 0.3% in 2016, down from 0.5% in 2015. Elsewhere, the IMF projects that overall growth in emerging market countries will tick up to 4.1% in 2016, versus 4.0% in 2015.

Western Asset Emerging Markets Debt Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” The Fed kept rates on hold at its meeting that concluded on September 21, 2016 (after the reporting period ended), as well as during the prior meetings of the year. In the Fed’s statement after the September meeting it said, “The Committee judges that the case for an increase in the federal funds rate has strengthened but decided, for the time being, to wait for further evidence of continued progress toward its objectives. The stance of monetary policy remains accommodative, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. In January 2015, before the reporting period began, the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. Finally, in March 2016 the ECB announced that it would increase its bond purchasing program to €80 billion a month. It also cut its deposit rate to -0.4% and its main interest rate to 0%. In other developed countries, the Bank of England (“BoE”)vi kept rates on hold at 0.50% during the reporting period, its lowest level since 2006. However, in the aftermath of the June 23, 2016 U.K. referendum to leave the European Union (“Brexit”), BoE Governor Mark Carney said that further interest rate cuts would be needed. This occurred in August 2016, as the BoE lowered rates from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japan announced that it cut the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, the People’s Bank of China kept rates steady at 4.35%.

IV	Western Asset Emerging Markets Debt Fund

Q. Did Treasury yields trend higher or lower during the six months ended August 31, 2016?

A. Short-term Treasury yields edged higher, whereas long-term Treasury yields moved lower during the six months ended August 31, 2016. Two-year Treasury yields began the reporting period at 0.78% and ended the period at 0.80%. Their peak of 0.98% took place on March 15, 2016 and their low of 0.56% occurred on July 5, 2016. Ten-year Treasury yields began the reporting period at 1.74% and ended the period at 1.58%. Their peak of 1.98% took place on March 11, 2016 and their low of 1.37% occurred on July 5 and July 8, 2016.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. Performance fluctuated with investor sentiment given signs of moderating global growth, shifting expectations for future Fed monetary policy, Brexit and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexvii, gained 3.68% during the six months ended August 31, 2016. Higher risk segments of the market generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the six months ended August 31, 2016?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexviii, gained 15.56% for the six months ended August 31, 2016. The high-yield market posted positive returns during all six months of the reporting period. This was driven by several factors, including robust demand from investors looking to generate incremental yield in the low interest rate environment and the Fed reducing its expectations for rate hikes in 2016.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)ix gained 12.60% during the six months ended August 31, 2016. While there were several bouts of weakness, the asset class generated positive returns during five of the six months of the reporting period. Supporting the asset class were overall higher oil prices, accommodative global monetary policy and solid investor demand.

Performance review

For the six months ended August 31, 2016, Class I shares of Western Asset Emerging Markets Debt Fund returned 14.32%. The Fund’s unmanaged benchmark, the EMBI Global, returned 12.60% for the same period. The Lipper Emerging Markets Hard Currency Debt Funds Category Average1 returned 12.62% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 274 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Emerging Markets Debt Fund	V

Investment commentary (cont’d)

Performance Snapshot as of August 31, 2016 (unaudited)
(excluding sales charges)	6 months
Western Asset Emerging Markets Debt Fund:
Class A	14.18%
Class A2	14.20%
Class C	13.95%
Class C1[1]	13.91%
Class FI	14.52%
Class I	14.32%
Class IS	14.39%
JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)	12.60%
Lipper Emerging Markets Hard Currency Debt Funds Category Average[2]	12.62%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2016 for Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares were 4.21%, 4.19%, 3.63%, 3.83%, 4.33%, 4.65% and 4.72%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares would have been 4.02%, 3.99%, 3.44%, 3.69%, 4.12%, 4.46% and 4.43%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2016, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares were 1.37%, 1.24%, 2.00%, 1.66%, 1.12%, 0.98% and 0.94%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 274 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Emerging Markets Debt Fund

average net assets will not exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.70% for Class C1 shares, 1.20% for Class FI shares, 0.95% for Class I shares and 0.80% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2016

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Investments in high-yield (“junk”) bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Western Asset Emerging Markets Debt Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

viii

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

ix

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

VIII	Western Asset Emerging Markets Debt Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2016 and February 29, 2016 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

*	Effective August 31, 2016, the Financials sector was redefined to exclude real estate and a Real Estate sector was created.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2016 and held for the six months ended August 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	14.18%	$1,000.00	$1,141.80	1.20%	$6.48	Class A	5.00%	$1,000.00	$1,019.16	1.20%	$6.11
Class A2	14.20	1,000.00	1,142.00	1.21	6.53	Class A2	5.00	1,000.00	1,019.11	1.21	6.16
Class C	13.95	1,000.00	1,139.50	1.93	10.41	Class C	5.00	1,000.00	1,015.48	1.93	9.80
Class C1	13.91	1,000.00	1,139.10	1.70	9.17	Class C1	5.00	1,000.00	1,016.64	1.70	8.64
Class FI	14.52	1,000.00	1,145.20	1.08	5.84	Class FI	5.00	1,000.00	1,019.76	1.08	5.50
Class I	14.32	1,000.00	1,143.20	0.90	4.86	Class I	5.00	1,000.00	1,020.67	0.90	4.58
Class IS	14.39	1,000.00	1,143.90	0.80	4.32	Class IS	5.00	1,000.00	1,021.17	0.80	4.08

2	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

[1]	For the six months ended August 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— JPMorgan Emerging Markets Bond Index Global
EM	— Emerging Markets
WA EM Debt	— Western Asset Emerging Markets Debt Fund

4	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— JPMorgan Emerging Markets Bond Index Global
EM	— Emerging Markets
WA EM Debt	— Western Asset Emerging Markets Debt Fund

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2016

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 59.9%
Argentina — 7.8%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	570,000		$617,025	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	710,000		793,425	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	280,000		289,100	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	850,000		949,875	(a)
Republic of Argentina, Senior Notes	8.280%	12/31/33	1,626,364		1,874,385
Republic of Argentina, Senior Notes	7.125%	7/6/36	450,000		478,800	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	320,000		362,400	(a)
Republic of Argentina, Senior Notes, Step Bond	2.500%	12/31/38	3,470,000		2,429,000
Total Argentina					7,794,010
Armenia — 0.4%
Republic of Armenia, Senior Notes	6.000%	9/30/20	400,000		416,000	(b)
Brazil — 1.5%
Federative Republic of Brazil, Notes	10.000%	1/1/23	3,740,000	BRL	1,064,040
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	500,000		467,500
Total Brazil					1,531,540
Cameroon — 0.2%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	200,000		222,016	(a)
Colombia — 1.5%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	450,000		474,750
Republic of Colombia, Senior Bonds	5.625%	2/26/44	880,000		1,019,700
Total Colombia					1,494,450
Costa Rica — 0.8%
Republic of Costa Rica, Notes	7.000%	4/4/44	730,000		802,087	(a)
Dominican Republic — 1.8%
Dominican Republic, Senior Notes	5.500%	1/27/25	570,000		607,050	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	1,060,000		1,208,400	(a)
Total Dominican Republic					1,815,450
Ecuador — 1.8%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	850,000		871,250	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	490,000		503,475	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	500,000		445,625	(b)
Total Ecuador					1,820,350
Egypt — 0.3%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	270,000		256,014	(a)
El Salvador — 0.8%
Republic of El Salvador, Notes	6.375%	1/18/27	820,000		840,500	(a)

See Notes to Financial Statements.

6	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Gabon — 0.5%
Gabonese Republic, Bonds	6.375%	12/12/24	200,000		$186,688	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	330,000		310,200	(a)
Total Gabon					496,888
Georgia — 0.4%
Republic of Georgia, Bonds	6.875%	4/12/21	390,000		436,800	(b)
Ghana — 0.8%
Republic of Ghana, Bonds	10.750%	10/14/30	680,000		770,838	(a)
Guatemala — 0.3%
Republic of Guatemala, Senior Notes	4.500%	5/3/26	240,000		254,100	(a)
Honduras — 0.2%
Republic of Honduras, Senior Notes	7.500%	3/15/24	200,000		226,000	(b)
Hungary — 1.4%
Republic of Hungary, Senior Notes	5.375%	3/25/24	400,000		459,260
Republic of Hungary, Senior Notes	7.625%	3/29/41	590,000		901,962
Total Hungary					1,361,222
India — 0.3%
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	320,000		326,615	(b)(c)
Indonesia — 5.5%
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	14,030,000,000	IDR	1,146,515
Republic of Indonesia, Senior Notes	4.875%	5/5/21	770,000		852,296	(b)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	1,020,000		1,176,572	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	920,000		1,061,222	(b)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,200,000		1,285,219	(b)
Total Indonesia					5,521,824
Ivory Coast — 1.1%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	396,000		395,184	(b)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	670,000		701,825	(a)
Total Ivory Coast					1,097,009
Jamaica — 0.8%
Government of Jamaica, Senior Notes	6.750%	4/28/28	700,000		796,250
Jordan — 0.2%
Kingdom of Jordan, Senior Notes	6.125%	1/29/26	200,000		217,375	(a)
Kazakhstan — 1.5%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	1,460,000		1,514,699	(b)
Kenya — 0.2%
Republic of Kenya, Senior Notes	5.875%	6/24/19	230,000		235,463	(a)
Lithuania — 0.9%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	800,000		943,947	(a)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — 2.9%
United Mexican States, Senior Notes	3.600%	1/30/25	1,200,000		$1,275,000
United Mexican States, Senior Notes	4.750%	3/8/44	470,000		518,762
United Mexican States, Senior Notes	4.600%	1/23/46	1,077,000		1,168,545
Total Mexico					2,962,307
Nigeria — 0.4%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	380,000		379,206	(a)
Oman — 0.4%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	370,000		383,774	(a)
Pakistan — 0.3%
Republic of Pakistan, Senior Notes	8.250%	4/15/24	300,000		338,269	(b)
Panama — 0.7%
Republic of Panama, Senior Bonds	6.700%	1/26/36	531,000		742,073
Paraguay — 0.4%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	380,000		416,100	(a)
Peru — 1.2%
Republic of Peru, Senior Bonds	8.750%	11/21/33	640,000		1,041,600
Republic of Peru, Senior Bonds	5.625%	11/18/50	118,000		155,760
Total Peru					1,197,360
Philippines — 1.9%
Republic of Philippines, Senior Bonds	3.950%	1/20/40	1,600,000		1,859,544
Poland — 1.0%
Republic of Poland, Senior Notes	3.000%	3/17/23	1,000,000		1,045,216
Romania — 0.9%
Republic of Romania, Senior Notes	4.875%	1/22/24	820,000		938,039	(b)
Russia — 6.3%
Russian Federal Bond, Bonds	7.050%	1/19/28	78,410,000	RUB	1,116,802
Russian Foreign Bond — Eurobond, Senior Bonds	4.875%	9/16/23	2,000,000		2,191,256	(a)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	1,012,480		1,232,694	(b)
Russian Foreign Bond — Eurobond, Senior Bonds	5.625%	4/4/42	1,600,000		1,836,272	(a)
Total Russia					6,377,024
Senegal — 0.5%
Republic of Senegal, Bonds	6.250%	7/30/24	460,000		471,500	(b)
South Africa — 1.3%
Republic of South Africa, Senior Notes	4.875%	4/14/26	1,250,000		1,306,250
Sri Lanka — 1.5%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	370,000		382,944	(a)
Republic of Sri Lanka, Senior Bonds	6.825%	7/18/26	660,000		711,873	(a)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	400,000		414,027	(b)
Total Sri Lanka					1,508,844

See Notes to Financial Statements.

8	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Tunisia — 0.4%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	360,000	$355,828	(a)
Turkey — 4.4%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	570,000	612,766
Republic of Turkey, Senior Bonds	4.250%	4/14/26	1,240,000	1,223,297
Republic of Turkey, Senior Notes	6.250%	9/26/22	980,000	1,088,910
Republic of Turkey, Senior Notes	6.750%	5/30/40	1,260,000	1,509,348
Total Turkey				4,434,321
Ukraine — 0.3%
Republic of Ukraine, Senior Notes	7.750%	9/1/20	330,000	326,741	(a)
Uruguay — 0.9%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	310,000	327,825
Republic of Uruguay, Senior Notes	4.375%	10/27/27	529,235	576,866
Total Uruguay				904,691
Venezuela — 2.3%
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	1,855,000	912,660
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	73,000	33,580
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	2,686,000	1,324,198	(b)
Total Venezuela				2,270,438
Vietnam — 0.6%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	580,000	630,529	(a)
Zambia — 0.3%
Republic of Zambia, Senior Notes	8.970%	7/30/27	270,000	266,652	(a)
Total Sovereign Bonds (Cost — $56,867,436)				60,306,153
Corporate Bonds & Notes — 37.8%
Consumer Discretionary — 0.3%
Media — 0.3%
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	320,000	339,200	(a)
Consumer Staples — 0.7%
Food Products — 0.7%
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	700,000	724,654	(a)
Energy — 16.5%
Oil, Gas & Consumable Fuels — 16.5%
Ecopetrol SA, Senior Notes	7.625%	7/23/19	60,000	68,700
Ecopetrol SA, Senior Notes	5.875%	9/18/23	340,000	370,175
Ecopetrol SA, Senior Notes	5.875%	5/28/45	700,000	658,700
GNL Quintero SA, Senior Notes	4.634%	7/31/29	368,000	384,211	(a)
KazMunayGas National Co. JSC, Senior Notes	9.125%	7/2/18	360,000	397,689	(b)
KazMunayGas National Co. JSC, Senior Notes	7.000%	5/5/20	380,000	420,250	(b)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	500,000	$504,370	(b)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/30/43	1,170,000	1,178,096	(b)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	400,000	456,864	(b)
Pacific Exploration and Production Corp., Senior Notes	12.000%	12/22/16	350,000	355,272
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	590,000	106,200	*(b)(e)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	950,000	171,000	*(a)(e)
Pacific Exploration and Production Corp., Senior Notes	5.125%	3/28/23	500,000	90,000	*(b)(e)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	1,400,000	1,352,750
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	770,000	676,637
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	430,000	333,787
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	327,113
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	3,180,000	1,192,500	(b)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	1,130,000	552,287	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	858,000	933,247
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	910,000	946,400
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	417,000	485,805	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	700,000	668,500
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	680,000	659,498
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	390,000	429,301	(b)
PT Pertamina Persero, Senior Notes	6.450%	5/30/44	540,000	623,644	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	430,000	463,325	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	320,000	356,584	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	290,000	321,970	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	730,000	759,200	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	300,000	324,750	(a)
Total Energy				16,568,825
Financials — 7.0%
Banks — 4.6%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	560,000	575,400	(a)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	300,000	315,075	(a)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	190,000	206,150	(a)(c)
Export Credit Bank of Turkey, Senior Notes	5.875%	4/24/19	720,000	750,636	(a)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	720,000	775,996	(b)
Russian Agricultural Bank, Notes	8.500%	10/16/23	980,000	1,068,416	(b)
Russian Agricultural Bank, Senior Notes	5.298%	12/27/17	500,000	513,750	(b)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	400,000	400,740	(a)
Total Banks				4,606,163

See Notes to Financial Statements.

10	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — 0.5%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	440,000	$455,400	(a)
Diversified Financial Services — 1.9%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	860,000	920,200	(a)
Banco Nacional de Comercio Exterior SNC, Subordinated Notes	3.800%	8/11/26	570,000	573,505	(a)(c)
Power Sector Assets & Liabilities Management Corp., Senior Bonds	7.390%	12/2/24	320,000	440,404	(b)
Total Diversified Financial Services				1,934,109
Total Financials				6,995,672
Industrials — 3.5%
Building Products — 0.6%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	600,000	608,400	(a)
Construction & Engineering — 0.4%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	270,000	281,133	(b)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	246,000	84,255	(a)
Total Construction & Engineering				365,388
Industrial Conglomerates — 0.7%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000	223,500	(a)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	450,000	488,476	(b)
Total Industrial Conglomerates				711,976
Transportation Infrastructure — 1.8%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	400,000	421,000	(a)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	770,000	789,250	(a)
PT Pelabuhan Indonesia III, Senior Notes	4.875%	10/1/24	540,000	586,710	(b)
Total Transportation Infrastructure				1,796,960
Total Industrials				3,482,724
Materials — 5.6%
Chemicals — 1.7%
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	550,000	572,000	(b)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	200,000	219,676	(b)
OCP SA, Senior Notes	4.500%	10/22/25	870,000	891,676	(a)
Total Chemicals				1,683,352
Construction Materials — 0.8%
Cemex SAB de CV, Senior Secured Notes	7.250%	1/15/21	200,000	215,000	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	200,000	211,140	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	440,000	383,900	(a)
Total Construction Materials				810,040
Containers & Packaging — 0.9%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	600,000	615,000	(a)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — continued
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	270,000	$287,212	(b)
Total Containers & Packaging				902,212
Metals & Mining — 1.9%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	900,000	903,398	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	340,000	378,807
Vale Overseas Ltd., Senior Notes	5.875%	6/10/21	280,000	290,850
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	398,000	396,886
Total Metals & Mining				1,969,941
Paper & Forest Products — 0.3%
Inversiones CMPC SA, Notes	4.375%	5/15/23	280,000	293,267	(a)
Total Materials				5,658,812
Real Estate — 0.2%
Equity Real Estate Investment Trusts (REITs) — 0.2%
Trust F/1401, Senior Notes	6.950%	1/30/44	200,000	218,750	(a)
Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.3%
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	480,000	126,000	*(a)(e)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	200,000	221,984	(a)
Total Diversified Telecommunication Services				347,984
Wireless Telecommunication Services — 0.3%
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	250,000	281,575	(b)
Total Telecommunication Services				629,559
Utilities — 3.4%
Electric Utilities — 2.8%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	620,000	671,150	(a)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	370,000	421,800	(a)
Lamar Funding Ltd., Senior Bonds	3.958%	5/7/25	510,000	497,949	(b)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	250,000	291,562	(b)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	300,000	336,309	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	600,000	618,000	(a)
Total Electric Utilities				2,836,770
Independent Power and Renewable Electricity Producers — 0.6%
Three Gorges Finance Ltd., Senior Bonds	3.150%	6/2/26	570,000	588,805	(a)
Total Utilities				3,425,575
Total Corporate Bonds & Notes (Cost — $38,967,743)				38,043,771

See Notes to Financial Statements.

12	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security			Shares	Value
Common Stocks — 0.0%
Telecommunication Services — 0.0%
Diversified Telecommunication Services — 0.0%
Axtel SAB de CV, ADR (Cost — $3,740)			2,043	$3,797	*(a)

		Expiration Date	Contracts
Purchased Options — 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84 SAR (Cost — $106,672)		1/17/17	4,819,500	10,651

			Warrants
Warrants — 0.0%
Pacific Exploration and Production Corp. (Cost — $28,000)		10/24/16	8,750	28,000	*(d)(f)
Total Investments before Short-Term Investments (Cost — $95,973,591)				98,392,372

	Rate		Shares
Short-Term Investments — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $800,627)	0.260%		800,627	800,627
Total Investments — 98.5% (Cost — $96,774,218#)				99,192,999
Other Assets in Excess of Liabilities — 1.5%				1,467,686
Total Net Assets — 100.0%				$100,660,685

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Illiquid security.

(e)	The coupon payment on these securities is currently in default as of August 31, 2016.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
BRL	— Brazilian Real
IDR	— Indonesian Rupiah
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Emerging Markets Debt Fund

Summary of Investments by Country**
Mexico	11.0%
Russia	9.0
Indonesia	8.8
Argentina	8.2
Brazil	7.8
Turkey	6.1
Venezuela	4.1
Kazakhstan	4.1
Colombia	4.0
China	2.8
Peru	2.6
Philippines	2.3
Ecuador	1.8
Hungary	1.8
Dominican Republic	1.8
South Africa	1.7
Chile	1.6
Sri Lanka	1.5
Costa Rica	1.1
Ivory Coast	1.1
Poland	1.1
Lithuania	1.0
Romania	0.9
Uruguay	0.9
Morocco	0.9
Oman	0.9
El Salvador	0.8
Jamaica	0.8
Ghana	0.8
Panama	0.8
Vietnam	0.6
Gabon	0.5
Senegal	0.5
Georgia	0.4
Malaysia	0.4
Paraguay	0.4
Armenia	0.4
Nigeria	0.4
Tunisia	0.4

See Notes to Financial Statements.

14	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Summary of Investments by Country** (cont’d)
Pakistan	0.3%
Ukraine	0.3
India	0.3
Netherlands	0.3
Zambia	0.3
Egypt	0.3
Guatemala	0.3
Kenya	0.2
Honduras	0.2
Cameroon	0.2
Qatar	0.2
Jordan	0.2
United States	0.0
Short-Term Investments	0.8
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of August 31, 2016 and are subject to change.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	15

Statement of assets and liabilities (unaudited)

August 31, 2016

Assets:
Investments, at value (Cost — $96,774,218)	$99,192,999
Foreign currency, at value (Cost — $94,314)	87,267
Cash	1,395
Interest receivable	1,621,832
Receivable for securities sold	197,920
Receivable for Fund shares sold	123,350
Unrealized appreciation on forward foreign currency contracts	53,790
Deposits with brokers for open futures contracts	44,999
Receivable from broker — variation margin on open futures contracts	313
Prepaid expenses	66,843
Total Assets	101,390,708

Liabilities:
Payable for Fund shares repurchased	504,335
Unrealized depreciation on forward foreign currency contracts	61,827
Investment management fee payable	48,500
Service and/or distribution fees payable	3,997
Trustees’ fees payable	192
Accrued expenses	111,172
Total Liabilities	730,023
Total Net Assets	$100,660,685

Net Assets:
Par value (Note 7)	$195
Paid-in capital in excess of par value	135,546,511
Undistributed net investment income	1,106,544
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions	(38,390,897)
Net unrealized appreciation on investments, futures contracts and foreign currencies	2,398,332
Total Net Assets	$100,660,685

See Notes to Financial Statements.

16	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

Net Assets:
Class A	$9,172,690
Class A2	$3,627,893
Class C	$1,322,123
Class C1	$237,627
Class FI	$338,923
Class I	$85,857,771
Class IS	$103,658

Shares Outstanding:
Class A	1,776,535
Class A2	703,924
Class C	256,687
Class C1	45,756
Class FI	65,739
Class I	16,660,715
Class IS	20,155

Net Asset Value:
Class A (and redemption price)	$5.16
Class A2 (and redemption price)	$5.15
Class C*	$5.15
Class C1*	$5.19
Class FI (and redemption price)	$5.16
Class I (and redemption price)	$5.15
Class IS (and redemption price)	$5.14
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$5.39
Class A2 (based on maximum initial sales charge of 4.25%)	$5.38

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended August 31, 2016

Investment Income:
Interest	$3,779,450
Less: Foreign taxes withheld	(6,103)
Total Investment Income	3,773,347

Expenses:
Investment management fee (Note 2)	423,043
Transfer agent fees (Note 5)	58,474
Registration fees	53,373
Service and/or distribution fees (Notes 2 and 5)	25,061
Audit and tax fees	19,990
Shareholder reports	16,627
Legal fees	12,988
Fund accounting fees	6,660
Custody fees	4,138
Insurance	1,967
Trustees’ fees	1,098
Commitment fees (Note 8)	681
Miscellaneous expenses	6,203
Total Expenses	630,303
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(97,025)
Net Expenses	533,278
Net Investment Income	3,240,069

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(1,889,889)
Futures contracts	63,701
Written options	10,148
Foreign currency transactions	11,107
Net Realized Loss	(1,804,933)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	13,626,297
Futures contracts	1,390
Foreign currencies	(2,037)
Change in Net Unrealized Appreciation (Depreciation)	13,625,650
Net Gain on Investments, Futures Contracts, Written Options and Foreign Currency Transactions	11,820,717
Increase in Net Assets From Operations	$15,060,786

See Notes to Financial Statements.

18	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2016 (unaudited) and the Year Ended February 29, 2016	August 31	February 29

Operations:
Net investment income	$3,240,069	$9,991,718
Net realized loss	(1,804,933)	(15,017,227)
Change in net unrealized appreciation (depreciation)	13,625,650	(2,139,196)
Increase (Decrease) in Net Assets From Operations	15,060,786	(7,164,705)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,300,012)	(11,725,758)
Decrease in Net Assets From Distributions to Shareholders	(1,300,012)	(11,725,758)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	15,097,672	68,544,100
Reinvestment of distributions	721,148	8,221,119
Cost of shares repurchased	(41,543,707)	(183,432,889)
Decrease in Net Assets From Fund Share Transactions	(25,724,887)	(106,667,670)
Decrease in Net Assets	(11,964,113)	(125,558,133)

Net Assets:
Beginning of period	112,624,798	238,182,931
End of period*	$100,660,685	$112,624,798
*Includes undistributed (overdistributed) net investment income, respectively, of:	$1,106,544	$(833,513)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	19

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2016[2]	2016[3]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$4.57	$5.01	$5.23	$5.87	$5.64	$5.30

Income (loss) from operations:
Net investment income	0.14	0.23	0.26	0.25	0.23	0.27
Net realized and unrealized gain (loss)	0.51	(0.39)	(0.25)	(0.59)	0.22	0.32
Total income (loss) from operations	0.65	(0.16)	0.01	(0.34)	0.45	0.59

Less distributions from:
Net investment income	(0.06)	(0.28)	(0.23)	(0.30)	(0.22)	(0.25)
Total distributions	(0.06)	(0.28)	(0.23)	(0.30)	(0.22)	(0.25)

Net asset value, end of period	$5.16	$4.57	$5.01	$5.23	$5.87	$5.64
Total return[4]	14.18%	(3.30)%	0.10%	(5.74)%	8.14%	11.57%

Net assets, end of period (000s)	$9,173	$7,850	$50,419	$47,028	$36,023	$10,685

Ratios to average net assets:
Gross expenses	1.37%[5]	1.37%	1.40%	1.47%	1.22%	1.40%
Net expenses[6,7]	1.20 [5]	1.25	1.25	1.24	1.21	1.25
Net investment income	5.48 [5]	4.88	4.96	4.64	3.91	4.95

Portfolio turnover rate	30%	46%	31%	36%	21%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2016 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

See Notes to Financial Statements.

20	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A2 Shares[1]	2016[2]	2016[3]	2015	2014[4]

Net asset value, beginning of period	$4.56	$4.99	$5.22	$5.11

Income (loss) from operations:
Net investment income	0.13	0.23	0.26	0.13
Net realized and unrealized gain (loss)	0.52	(0.38)	(0.25)	0.15
Total income (loss) from operations	0.65	(0.15)	0.01	0.28

Less distributions from:
Net investment income	(0.06)	(0.28)	(0.24)	(0.17)
Total distributions	(0.06)	(0.28)	(0.24)	(0.17)

Net asset value, end of period	$5.15	$4.56	$4.99	$5.22
Total return[5]	14.20%	(3.06)%	(0.01)%	5.46%

Net assets, end of period (000s)	$3,628	$3,166	$3,666	$758

Ratios to average net assets:
Gross expenses	1.38%[6]	1.24%	1.29%	1.30%[6]
Net expenses[7]	1.21 [6,8]	1.24	1.17 [8]	1.23 [6,8]
Net investment income	5.46 [6]	4.89	5.04	5.02 [6]

Portfolio turnover rate	30%	46%	31%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2016 (unaudited).

[3]	For the year ended February 29.

[4]	For the period September 3, 2013 (inception date) to February 28, 2014.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2016[2]	2016[3]	2015	2014	2013[4]

Net asset value, beginning of period	$4.56	$4.99	$5.21	$5.85	$5.76

Income (loss) from operations:
Net investment income	0.12	0.20	0.22	0.21	0.11
Net realized and unrealized gain (loss)	0.51	(0.39)	(0.25)	(0.59)	0.09
Total income (loss) from operations	0.63	(0.19)	(0.03)	(0.38)	0.20

Less distributions from:
Net investment income	(0.04)	(0.24)	(0.19)	(0.26)	(0.11)
Total distributions	(0.04)	(0.24)	(0.19)	(0.26)	(0.11)

Net asset value, end of period	$5.15	$4.56	$4.99	$5.21	$5.85
Total return[5]	13.95%	(3.94)%	(0.70)%	(6.42)%	3.49%

Net assets, end of period (000s)	$1,322	$1,137	$1,425	$1,583	$1,071

Ratios to average net assets:
Gross expenses	2.11%[6]	2.00%	2.14%	2.24%	1.89%[6]
Net expenses[7,8]	1.93 [6]	2.00	2.00	1.98	1.88 [6]
Net investment income	4.75 [6]	4.14	4.20	3.85	3.17 [6]

Portfolio turnover rate	30%	46%	31%	36%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2016 (unaudited).

[3]	For the year ended February 29.

[4]	For the period August 1, 2012 (inception date) to February 28, 2013.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

See Notes to Financial Statements.

22	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C1 Shares[1,2]	2016[3]	2016[4]	2015	2014	2013	2012[4]

Net asset value, beginning of period	$4.60	$5.03	$5.25	$5.87	$5.64	$5.29

Income (loss) from operations:
Net investment income	0.12	0.22	0.24	0.22	0.20	0.25
Net realized and unrealized gain (loss)	0.52	(0.39)	(0.26)	(0.58)	0.22	0.32
Total income (loss) from operations	0.64	(0.17)	(0.02)	(0.36)	0.42	0.57

Less distributions from:
Net investment income	(0.05)	(0.26)	(0.20)	(0.26)	(0.19)	(0.22)
Total distributions	(0.05)	(0.26)	(0.20)	(0.26)	(0.19)	(0.22)

Net asset value, end of period	$5.19	$4.60	$5.03	$5.25	$5.87	$5.64
Total return[5]	13.91%	(3.49)%	(0.42)%	(6.09)%	7.62%	11.03%

Net assets, end of period (000s)	$238	$209	$334	$439	$1,928	$1,053

Ratios to average net assets:
Gross expenses	1.90%[6]	1.66%	1.90%	1.98%	1.83%	1.98%
Net expenses[7]	1.70 [6,8]	1.66	1.70 [8]	1.70 [8]	1.69 [8]	1.68 [8]
Net investment income	4.97 [6]	4.46	4.50	3.98	3.45	4.61

Portfolio turnover rate	30%	46%	31%	36%	21%	16%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended August 31, 2016 (unaudited).

[4]	For the year ended February 29.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class FI Shares[1]	2016[2]	2016[3]	2015	2014	2013	2012[4]

Net asset value, beginning of period	$4.56	$5.01	$5.22	$5.85	$5.63	$5.40

Income (loss) from operations:
Net investment income	0.14	0.29	0.27	0.25	0.23	0.05
Net realized and unrealized gain (loss)	0.52	(0.35)	(0.26)	(0.58)	0.22	0.28
Total income (loss) from operations	0.66	(0.06)	0.01	(0.33)	0.45	0.33

Less distributions from:
Net investment income	(0.06)	(0.39)	(0.22)	(0.30)	(0.23)	(0.10)
Total distributions	(0.06)	(0.39)	(0.22)	(0.30)	(0.23)	(0.10)

Net asset value, end of period	$5.16	$4.56	$5.01	$5.22	$5.85	$5.63
Total return[5]	14.52%	(1.17)%[6]	0.10%	(5.62)%	8.07%	6.19%

Net assets, end of period (000s)	$339	$298	$512	$4,000	$9,337	$561

Ratios to average net assets:
Gross expenses	1.24%[7]	1.12%	1.90%	1.51%	1.26%	1.25%[7]
Net expenses[8]	1.08 [7,9]	1.12	1.20 [9]	1.19 [9]	1.15 [9]	1.20 [7,9]
Net investment income	5.74 [7]	5.82	4.98	4.61	3.96	4.65 [7]

Portfolio turnover rate	30%	46%	31%	36%	21%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2016 (unaudited).

[3]	For the year ended February 29.

[4]	For the period December 7, 2011 (inception date) to February 29, 2012.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Total return includes a voluntary reimbursement by the investment manager for shareholder record keeping expenses. Absent this reimbursement, total return would have been (3.56)%.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2016[2]	2016[3]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$4.56	$4.99	$5.21	$5.84	$5.61	$5.28

Income (loss) from operations:
Net investment income	0.14	0.25	0.28	0.26	0.25	0.29
Net realized and unrealized gain (loss)	0.51	(0.39)	(0.25)	(0.57)	0.22	0.32
Total income (loss) from operations	0.65	(0.14)	0.03	(0.31)	0.47	0.61

Less distributions from:
Net investment income	(0.06)	(0.29)	(0.25)	(0.32)	(0.24)	(0.28)
Total distributions	(0.06)	(0.29)	(0.25)	(0.32)	(0.24)	(0.28)

Net asset value, end of period	$5.15	$4.56	$4.99	$5.21	$5.84	$5.61
Total return[4]	14.32%	(2.79)%	0.44%	(5.31)%	8.48%	11.99%

Net assets, end of period (000s)	$85,858	$99,853	$181,792	$158,816	$573,115	$121,915

Ratios to average net assets:
Gross expenses	1.07%[5]	0.98%	0.95%	1.00%	0.85%	1.00%
Net expenses[6,7]	0.90 [5]	0.95	0.90	0.89	0.85	0.95
Net investment income	5.79 [5]	5.16	5.31	4.85	4.26	5.33

Portfolio turnover rate	30%	46%	31%	36%	21%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2016 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2016[2]	2016[3]	2015	2014	2013[4]

Net asset value, beginning of period	$4.55	$4.98	$5.21	$5.85	$5.85

Income (loss) from operations:
Net investment income	0.14	0.25	0.29	0.27	0.02
Net realized and unrealized gain (loss)	0.51	(0.38)	(0.26)	(0.59)	(0.02)
Total income (loss) from operations	0.65	(0.13)	0.03	(0.32)	0.00	[5]

Less distributions from:
Net investment income	(0.06)	(0.30)	(0.26)	(0.32)	—
Total distributions	(0.06)	(0.30)	(0.26)	(0.32)	—

Net asset value, end of period	$5.14	$4.55	$4.98	$5.21	$5.85
Total return[6]	14.39%	(2.59)%	0.47%	(5.36)%	0.00%[7]

Net assets, end of period (000s)	$104	$112	$35	$978	$855

Ratios to average net assets:
Gross expenses	1.02%[8]	0.94%	1.10%	1.07%	0.86%[8]
Net expenses[9,10]	0.80 [8]	0.80	0.80	0.80	0.80	[8]
Net investment income	5.89 [8]	5.32	5.36	5.05	4.20	[8]

Portfolio turnover rate	30%	46%	31%	36%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2016 (unaudited).

[3]	For the year ended February 29.

[4]	For the period January 31, 2013 (inception date) to February 28, 2013.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Amount represents less than 0.005%.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

See Notes to Financial Statements.

26	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

28	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$60,306,153	—	$60,306,153
Corporate bonds & notes	—	38,043,771	—	38,043,771
Common stocks	$3,797	—	—	3,797
Purchased options	—	10,651	—	10,651
Warrants	—	—	$28,000	28,000
Total long-term investments	3,797	98,360,575	28,000	98,392,372
Short-term investments†	800,627	—	—	800,627
Total investments	$804,424	$98,360,575	$28,000	$99,192,999
Other financial instruments:
Futures contracts	$1,858	—	—	$1,858
Forward foreign currency contracts	—	$53,790	—	53,790
Total other financial instruments	$1,858	$53,790	—	$55,648
Total	$806,282	$98,414,365	$28,000	$99,248,647

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$6,861	—	—	$6,861
Forward foreign currency contracts	—	$61,827	—	61,827
Total	$6,861	$61,827	—	$68,688

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At August 31, 2016, securities valued at $3,797 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

(b) Futures contracts. The Funds use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets

30	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(f) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2016, the Fund did not hold any credit default swaps to sell protection.

For the average notional amounts of swaps held during the six months ended August 31, 2016, see Note 4.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

32	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of August 31, 2016, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $61,827. If a contingent feature in the

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

34	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Limited and Western Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on assets managed by Western Asset Limited and Western Singapore.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares did not exceed 1.25%, 1.45%, 2.00%, 1.70%, 1.20%, 0.95% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the six months ended August 31, 2016, fees waived and/or expenses reimbursed amounted to $97,025.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A and A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2016, LMIS and its affiliates retained sales charges of $804 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2016, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$31,957,894
Sales	51,656,382

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,856,038
Gross unrealized depreciation	(4,437,257)
Net unrealized appreciation	$2,418,781

At August 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	15	12/16	$1,970,689	$1,963,828	$(6,861)
U.S. Treasury Long-Term Bonds	5	12/16	850,016	851,874	1,858
Net unrealized depreciation on open futures contracts					$(5,003)

At August 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	107,000,000	USD	1,585,303	Citibank N.A.	9/9/16	$10,521
USD	1,028,427	INR	69,886,756	Citibank N.A.	9/9/16	(13,881)
IDR	15,000,000,000	USD	1,115,573	Citibank N.A.	9/28/16	10,900
MXN	12,109,259	USD	658,058	Bank of America N.A.	11/15/16	(18,664)
USD	1,111,756	EUR	996,478	Bank of America N.A.	11/15/16	(3,292)
USD	650,162	MXN	12,109,259	Bank of America N.A.	11/15/16	10,768
SGD	2,266,639	USD	1,685,860	Citibank N.A.	11/15/16	(22,510)
USD	1,093,128	EUR	980,000	Citibank N.A.	11/15/16	(3,480)
USD	1,684,952	SGD	2,266,639	Citibank N.A.	11/15/16	21,601
Total						$(8,037)

36	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

Abbreviations used in this table:
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

During the six months ended August 31, 2016, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of February 29, 2016	—	—
Options written	1,148,000	$10,148
Options closed	—	—
Options exercised	—	—
Options expired	(1,148,000)	(10,148)
Written options, outstanding as of August 31, 2016	—	—

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2016.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Purchased options[2]	—	$10,651	$10,651
Futures contracts[3]	$1,858	—	1,858
Forward foreign currency contracts	—	53,790	53,790
Total	$1,858	$64,441	$66,299

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[3]	$6,861	—	$6,861
Forward foreign currency contracts	—	$61,827	61,827
Total	$6,861	$61,827	$68,688

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2016. The first table provides additional detail about the amounts and sources of gains (losses)

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Written options	—	$10,148	$10,148
Futures contracts	$63,701	—	63,701
Forward foreign currency contracts[1]	—	44,765	44,765
Total	$63,701	$54,913	$118,614

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Purchased options[1]	—	$(38,956)	$(38,956)
Futures contracts	$1,390	—	1,390
Forward foreign currency contracts[2]	—	(1,933)	(1,933)
Total	$1,390	$(40,889)	$(39,499)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

[2]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended August 31, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$25,501
Written options†	4
Futures contracts (to buy)	2,803,984
Forward foreign currency contracts (to buy)	5,263,416
Forward foreign currency contracts (to sell)	5,621,500

†	At August 31, 2016, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at August 31, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$10,651	—	$10,651
Futures contracts[3]	313	—	313
Forward foreign currency contracts	53,790	—	53,790
Total	$64,754	—	$64,754

38	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at August 31, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$61,827	—	$61,827

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class C1 and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.70% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$10,778	$6,326
Class A2	4,267	2,634
Class C	6,379	848
Class C1	791	255
Class FI	2,846	226
Class I	—	48,156
Class IS	—	29
Total	$25,061	$58,474

For the six months ended August 31, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$7,390
Class A2	2,901
Class C	1,095
Class C1	223
Class FI	1,837
Class I	83,454
Class IS	125
Total	$97,025

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended August 31, 2016	Year Ended February 29, 2016
Net Investment Income:
Class A	$93,593	$2,977,474
Class A2	38,229	201,263
Class C	11,514	68,923
Class C1	2,179	14,544
Class FI	55,517	45,789
Class I	1,097,720	8,411,542
Class IS	1,260	6,223
Total	$1,300,012	$11,725,758

7. Shares of beneficial interest

At August 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2016		Year Ended February 29, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	450,053	$2,214,694	3,040,926	$14,699,673
Shares issued on reinvestment	18,010	89,329	630,023	2,955,734
Shares repurchased	(409,883)	(2,005,986)	(12,024,970)	(54,573,935)
Net increase (decrease)	58,180	$298,037	(8,354,021)	$(36,918,528)

Class A2
Shares sold	16,478	$82,480	45,015	$220,587
Shares issued on reinvestment	7,723	38,229	42,918	201,263
Shares repurchased	(14,453)	(70,308)	(128,012)	(604,379)
Net increase (decrease)	9,748	$50,401	(40,079)	$(182,529)

Class C
Shares sold	46,914	$229,090	75,581	$369,212
Shares issued on reinvestment	2,138	10,583	13,360	62,537
Shares repurchased	(41,468)	(205,843)	(125,623)	(593,762)
Net increase (decrease)	7,584	$33,830	(36,682)	$(162,013)

Class C1
Shares issued on reinvestment	436	$2,179	3,072	$14,544
Shares repurchased	(173)	(864)	(23,968)	(114,091)
Net increase (decrease)	263	$1,315	(20,896)	$(99,547)

40	Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report

	Six Months Ended August 31, 2016		Year Ended February 29, 2016
	Shares	Amount	Shares	Amount
Class FI
Shares sold	944,170	$4,511,862	277,947	$1,405,125
Shares issued on reinvestment	10,994	54,425	8,158	38,704
Shares repurchased	(954,840)	(4,814,362)	(322,997)	(1,573,497)
Net increase (decrease)	324	$(248,075)	(36,892)	$(129,668)

Class I
Shares sold	1,669,707	$8,055,421	10,793,485	$51,737,423
Shares issued on reinvestment	106,090	525,143	1,044,494	4,942,114
Shares repurchased	(7,025,529)	(34,419,480)	(26,371,105)	(125,942,174)
Net decrease	(5,249,732)	$(25,838,916)	(14,533,126)	$(69,262,637)

Class IS
Shares sold	859	$4,125	22,772	$112,080
Shares issued on reinvestment	255	1,260	1,343	6,223
Shares repurchased	(5,497)	(26,864)	(6,583)	(31,051)
Net increase (decrease)	(4,383)	$(21,479)	17,532	$87,252

8. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2016, the Fund incurred a commitment fee in the amount of $681. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2016.

9. Capital loss carryforward

As of February 29, 2016, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
2/28/2018	$(2,575,950)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $33,306,138, which have no expiration date, must be used first to offset any such gains.

Western Asset Emerging Markets Debt Fund 2016 Semi-Annual Report	41

Western Asset

Emerging Markets Debt Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Emerging Markets Debt Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Emerging Markets Debt Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Emerging Markets Debt Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX011343 10/16 SR16-2874

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2016